Annual Total Returns (Vanguard Intermediate-Term Bond Index Fund - Signal Shares Signal) (Vanguard Intermediate-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund - Signal Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Signal Shares
Annual Total Return
2013	(3.45%)
2012	7.02%
2011	10.74%
2010	9.49%
2009	6.89%
2008	5.01%